Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2024	Oct. 01, 2023	Mar. 31, 2021
Derivative [Line Items]
Unrealized gains in AOCI at time of termination			$ 1,049.8	$ 991.5	$ 1,150.2	$ 778.9	$ 259.5	$ 1,038.6	$ 877.8	$ 235.3
Net Cash Provided by (Used in) Operating Activities			(362.9)	401.5	488.9	346.1	(435.0)
Net Cash Provided by (Used in) Financing Activities			(304.6)	30.2	74.9	394.5	(525.5)
Foreign currency cash flow hedge to be reclassified the next twelve months			1.3
Interest rate cash flow hedge to be reclassified during the next twelve months			26.7
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Reduction of asset value of derivative	$ 188.7
Unrealized gains in AOCI at time of termination			256.1	323.7	310.5	(786.0)	(2,683.4)	$ 224.6	$ 218.8	$ (2,794.6)
Derivative Liability					2.8	0.1
Net Cash Provided by (Used in) Operating Activities			(359.7)	401.4	396.8	(114.3)	(660.9)
Net Cash Provided by (Used in) Financing Activities			(292.4)	$ 17.4	(39.6)	(63.8)	$ (599.4)
Foreign currency cash flow hedge to be reclassified the next twelve months			1.3		(1.5)
Interest rate cash flow hedge to be reclassified during the next twelve months			$ 26.7		30.4
Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Proceeds from terminated swaps	56.4
Reduction of debt host	131.3	$ (3.2)
Net Cash Provided by (Used in) Operating Activities	188.7
Net Cash Provided by (Used in) Financing Activities	134.5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Derivative Liability	6.8	6.8			$ 0.0	$ 0.0
Accumulated Gain (Loss), Net, Cash Flow Hedge Discontinued, Including Noncontrolling Interest | Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Proceeds from terminated swaps	56.4
Unrealized gains in AOCI at time of termination	$ 180.4	$ 180.4